INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 30: INCOME TAX (EXPENSE) / BENEFIT
The significant components of the income tax/(expense)/benefit for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012

	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(110,967)	(46,297)	(33,632)
Current tax expense foreign	(149,212)	(107,342)	(171,603)
Deferred tax (expense)/benefit domestic	182,121	(307,995)	(19,105)
Deferred tax (expense)/benefit foreign	35,747	2,289	55,201
Total income tax (expense) / benefit	(42,311)	(459,345)	(169,139)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2010	2011	2012

	(EUR in thousands)
Income tax calculated based on statutory income tax rate of 20% (2010: 24% and 2011: 20%)	(63,766)	(2,809,627)	(469,770)
Effect of tax exempt income	(35,029)	(18,132)	(58,460)
Effect of different tax rates in other countries	(60,839)	10,535	(21,119)
Non deductible expenses	52,769	120,968	50,376
Statutory revaluation of fixed assets	-	-	(9,569)
Effect of change in income tax rate	43,987	9,851	-
Valuation allowance for deferred tax assets	-	3,115,613	658,249
Non-offsettable income taxes with current year income taxes	14,059	12,740	14,262
Income tax audit settlement	2,494	8,223	5,894
Other	9,535	9,174	(724)
Income tax expense / (benefit) before additional income taxes	(36,790)	459,345	169,139

Additional income tax under Greek tax laws 3808/2009 and 3845/2010	26,126	-	-
Non-offsettable income taxes in accordance with Law 3842/2010	52,975	-	-
Income tax expense / (benefit) after additional income taxes	42,311	459,345	169,139
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2011	2012

	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	477,575	813,060
Mark to market valuation of securities and derivatives	1,109,601	597,125
Pension and other post retirement benefits	53,519	87,739
Insurance reserves	93,940	84,298
Revaluation of land and buildings	137,640	150,419
Intangibles recognized upon acquisition and other assets	192	53
Tax loss carried forward	210,461	369,996
Other	98,340	187,903
PSI tax losses	1,323,641	1,834,919
Gross deferred tax assets	3,504,909	4,125,512
Deferred tax assets / liabilities for netting	(130,204)	(167,420)
Net deferred tax assets	3,374,705	3,958,092
Valuation allowance for deferred tax assets	(3,115,613)	(3,788,201)
Net deferred tax assets after valuation allowance	259,092	169,891

Deferred Tax Liabilities:
Allowance for loan losses	(22,455)	(35,576)
Mark to market valuation of securities and derivatives	(31,477)	(47,518)
Pension and other post retirement benefits	-	(783)
Revaluation of land and buildings	(1,358)	(1,103)
Intangibles recognized upon acquisition and other assets	(37,644)	(37,224)
Tax free reserves	(92,556)	(92,003)
Other	(6,927)	(17,076)
Gross deferred tax liabilities	(192,417)	(231,283)
Deferred tax liabilities / assets for netting	130,204	167,420
Net deferred tax liabilities	(62,213)	(63,863)

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 259,092 thousand and EUR 169,891 thousand, at December 31, 2011 and 2012 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

 A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2008, 2009, 2010 and 2012 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. However, Law 4110/2013 amended the said provision so that, any difference (loss) arising from the said exchange is amortised in 30 annual equal instalments.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2012 has a deferred tax asset of EUR 369,996 thousand on the tax losses carry-forward of EUR 1,918,496 thousand which expire as follows:

(EUR in
Year	thousands)
2013	12,846
2014	97,035
2015	765,279
2016	22,190
2017	921,688
2018	37,392
2019	54,494
Unlimited	7,572
Total	1,918,496

The applicable Greek statutory corporation income tax rate was 24% for 2010 and 20% for 2011 and 2012. The Greek Law 3943/2011 which was enacted in March 2011 provides that for the periods commencing from January 1, 2011 thereon, the nominal corporation tax rate is reduced to 20%. Furthermore, upon profit distribution a 25% withholding tax is imposed on distributed profits.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the reduction in the nominal tax rates. The total effect, for the years ended December 31, 2010, 2011 and 2012, was an expense of EUR 44.0 million, EUR 9.9 million and NIL respectively.

In January 2013, Law 4110/2013 provides that for the periods commencing from January 1, 2013 thereon, the nominal corporation tax rate is increased to 26%. Furthermore, for profit distributions approved from January 1, 2014 onwards the withholding tax is reduced to 10%.

In accordance with paragraph 3, article 10 of Greek Law 3842/2010 regarding tax issues, the receivable amount of withholding taxes which is reflected in the Bank's corporate income tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. In this respect the Bank recognized in 2010 the amount of EUR 53.0 million in the income statement and reserved its legal rights on this issue.

In accordance with Greek Law 3845/2010 “Measures for the implementation of the support mechanism of the Greek economy through the Eurozone Member-States and the International Monetary Fund”, a non-recurring tax was imposed on legal entities for social responsibility purposes and is calculated on the total net income for the year 2009, provided that it exceeded EUR 100 thousand. In 2010, the Group recognised a tax expense of EUR 26.1 million.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2010	2011	2012

	(EUR in thousands)
Balance, at beginning of year	18,873	10,763	10,891
Reductions related to positions taken during prior years	(32)	-	(1,239)
Additions related to positions taken during the current year	3,500	344	135
Settlements	(11,606)	(185)	-
Effect of foreign exchange differences	28	(31)	-
Balance, at end of year	10,763	10,891	9,787

During 2010, 2011 and 2012, the Group recognized within income tax the amount of EUR 50 thousand, EUR 11 thousand and EUR 23 thousand, respectively, relating to interest. As of December 2010, 2011 and 2012, the Group's cumulative interest related to income taxes was EUR 57 thousand, EUR 68 thousand and EUR 91 thousand respectively.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

The tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amounts of these cannot be determined at present, they are not expected to have a material effect on the consolidated financial position of the Group. The Bank has been audited by the tax authorities up to and including the year 2008.  The financial years 2009 and 2010 are currently being audited by the tax authorities whereas the financial year 2011 was audited by the independent certified public accountant of the Bank, Deloitte Hadjipavlou Sofianos & Cambanis S.A., in accordance with article 82 of Law 2238/1994 and the tax audit certificate was issued on July 27, 2012. Based on Ministerial Decision 1159/22.7.2011, the 2011 financial year will be considered final for tax audit purposes 18 months after the issue of the tax audit certificate during which period, the tax authorities are entitled to re-examine the tax books of the Bank.

During 2011, the tax settlement of open tax years of certain branches and subsidiaries amounted to EUR 185 thousand.

The open tax years of the major companies of the Group at December 31, 2012, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2012
NBG London Branch (United Kingdom)	2011-2012
Finansbank A.S. (Turkey)	2007-2008 & 2010-2012
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2012
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2012
Banca Romaneasca S.A. (Romania)	2007-2012
NBG Securities S.A. (Greece)	2009-2012
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2012
Ethniki Leasing S.A. (Greece)	2010-2012
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2012